Changes in Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)

Note 16. Changes in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) by component, net of tax, for the three months ended September 30, 2013:

(Dollars in millions)	Interest rate swap, net of tax	Pension adjustments	Foreign currency translation adjustment	Total accumulated other comprehensive loss
Balance at July 1, 2013	$6	$(2)	$(24)	$(20)
Other comprehensive income (loss) before reclassifications	(2)	—	2	—
Amounts reclassified from accumulated other comprehensive income	1	—	—	1

Net current-period other comprehensive income (loss)	(1)	—	2	1

Balance at September 30, 2013	$5	$(2)	$(22)	$(19)

Changes in accumulated other comprehensive income (loss) by component, net of tax, for the nine months ended September 30, 2013:

(Dollars in millions)	Interest rate swap, net of tax	Pension adjustments	Foreign currency translation adjustment	Total accumulated other comprehensive loss
Balance at January 1, 2013	$—	$(2)	$(7)	$(9)
Other comprehensive income (loss) before reclassifications	4	—	(15)	(11)
Amounts reclassified from accumulated other comprehensive income	1	—	—	1

Net current-period other comprehensive income (loss)	5	—	(15)	(10)

Balance at September 30, 2013	$5	$(2)	$(22)	$(19)